Consolidated Statements Of Operations (The Frontier Fund) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Frontier Fund [Member]
Investment Income:
Interest - net	$ 6,568,847	$ 5,989,281	$ 4,313,669
Total Income/(loss)	6,568,847	5,989,281	4,313,669
Expenses:
Incentive Fees	22,931,623	23,058,408	10,381,797
Management Fees	13,708,588	13,968,203	10,604,825
Service Fees - Class 1	14,480,515	17,074,297	16,478,215
Trading Fees	8,670,193	8,254,551	5,001,607
Total Expenses	59,790,919	62,355,459	42,466,444
Investment income/(loss) - net	(53,222,072)	(56,366,178)	(38,152,775)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	145,646,477	105,722,234	85,572,188
Net change in open trade equity/(deficit)	(86,552,220)	34,563,870	(45,929,274)
Net realized gain/(loss) on swap contracts	(9,576,420)	509,662	883,900
Net unrealized gain/(loss) on swap contracts	(11,778,886)	14,287,024	(22,000,291)
Net realized gain/(loss) on U.S. Treasury securities	185,594	(555,749)	(475,991)
Net unrealized gain/(loss) on U.S. Treasury securities	(107,239)	1,842,780	(4,056,172)
Trading commissions	(7,960,245)	(10,194,355)	(5,163,131)
Net increase from payments by managing owner	390,589
Change in fair value of investments in unconsolidated trading companies		361,773
Net realized gain/(loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(135,775)
Net unrealized gain/(loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(2,238,083)	153,203
Net gain/(loss) on investments	27,873,792	147,246,191	9,307,220
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(25,348,280)	90,880,013	(28,845,555)
Less: Operations attributable to non-controlling interests	(591)	1,157,873	1,342
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (25,347,689)	$ 89,722,140	$ (28,846,897)